Income Taxes - Deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Stock-based compensation	$ 1,240,284	$ 1,590,703
PP&E and other accrued liabilities	120,046	0
Intangibles	1,937,082	0
Stock option and warrant revaluation	592,207	313,213
Tax loss carry forward	18,439,041	17,037,739
Valuation allowance	(22,328,660)	(18,941,655)
Deferred tax assets/liabilities	$ 0	$ 0